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                                       November 3, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re: Prudential California Municipal Fund
         (File No. 2-91215)
         -----------------------------------


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses contained in Post-Effective Amendment No. 24 and (ii) that the text of Post-Effective Amendment No. 24 was filed electronically on October 30, 1997.


                                       Prudential California Municipal Fund


                                        /s/ Deborah A. Docs
                                        --------------------
                                        Deborah A. Docs
                                        Assistant Secretary


cc: Greg Bressler